Organization and Principal Activities - Schedule of Company’s Consolidated Financial Statements (Details) - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Company’s Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 11,673	¥ 14,308
Short-term investments		4,000
Accounts receivable, net	4,543	20,551
Inventories, net	569	6,057
Prepayments and other current assets	23,702	33,197
Inter-company receivables	31,856	12,579
Property and equipment, net	873	3,461
Intangible assets	7	15
Operating lease right-of-use assets	3,098	2,050
Long-term investments	35,907	64,975
Other non-current asset	363	529
Total assets	119,122	167,791
Short-term borrowings	8,000	63
Accounts payable	438	421
Salary and welfare payable	535	57
Accrued liabilities and other current liabilities	468	3,563
Contract liabilities	1,466	1,768
Operating lease liabilities, current	873	1,284
Inter-company payables	992,092	1,011,916
Operating lease liabilities, non-current	2,021	538
Other debts, non-current	200	200
Total liabilities	1,006,093	1,019,810
Net revenues:
Total revenues	139,394	259,523	¥ 504,792
Cost of revenues:
Total cost of revenues	(82,109)	(183,716)	(359,120)
Gross profit	57,285	75,807	145,672
Operating expenses:
Total operating expenses	(58,794)	(81,627)	(138,513)
Other income, net	298	592	961
Profit/(Loss) from operations	(1,211)	(5,228)	8,120
Non-operating expense	(11,304)	(419)	(15,744)
Loss before income tax expenses	(12,515)	(5,647)	(7,624)
Income tax benefits	(1,227)		38
Share of results of equity investees	242	(22)	50
Net loss	(13,500)	(5,669)	(7,536)
Cash flows from operating activities:
Net cash used in operating activities	(52,740)	(59,022)	(472,791)
Cash flows from investing activities:
Other investing activities	23,717	(1,672)	5,219
Cash flows of loan funding provided to the Group’s entities, net of repayments received	(17,068)
Net cash generated from/ (used in) investing activities	6,649	(1,672)	5,219
Cash flows from financing activities:
Other financing activities	8,000	(20,150)	3,032
Cash flows of loan funding received from the Company’s entities, net of repayments made	35,456	75,955	468,214
Net cash generated from financing activities	43,456	55,805	471,246
Related Party [Member]
Schedule of Company’s Consolidated Financial Statements [Line Items]
Amounts due from related parties	6,531	6,069
Third Party [Member]
Net revenues:
Total revenues	114,793	232,187	463,457
Cost of revenues:
Total cost of revenues	(7,922)	(61,726)	(92,297)
Operating expenses:
Total operating expenses	(58,794)	(81,627)	(138,799)
Inter Company [Member]
Net revenues:
Total revenues	24,601	27,336	41,335
Cost of revenues:
Total cost of revenues	(74,187)	(121,990)	(266,823)
Operating expenses:
Total operating expenses			286
External Parties [Member]
Cash flows from operating activities:
Net cash used in operating activities	72,165	116,914	244,798
Company’s Entities [Member]
Cash flows from operating activities:
Net cash used in operating activities	¥ (124,905)	¥ (175,936)	¥ (717,589)